BANCREEK INTERNATIONAL LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2025

Common Stocks — 99.7%	Shares	Fair Value
Australia — 11.3%
Communications — 3.0%
carsales.com Ltd.	30,044	$ 795,206

Consumer Discretionary — 4.0%
JB Hi-Fi Ltd.	13,663	1,048,145

Financials — 4.3%
Computershare Ltd.	45,353	1,133,024

Total Australia		2,976,375

Belgium — 3.1%
Consumer Staples — 3.1%
Lotus Bakeries N.V.	83	813,154

Total Belgium		813,154

Canada — 19.9%
Consumer Staples — 8.3%
Dollarama, Inc.	8,035	1,095,913
Loblaw Companies Ltd.	26,507	1,082,907
		2,178,820
Industrials — 7.4%
Stantec, Inc.	10,653	1,158,294
WSP Global, Inc.	3,964	807,496
		1,965,790
Technology — 4.2%
Constellation Software, Inc.	338	1,120,227

Total Canada		5,264,837

France — 2.9%
Health Care — 2.9%
EssilorLuxottica S.A.	2,484	756,533

Total France		756,533

Germany — 4.2%
Communications — 4.2%
Deutsche Telekom A.G.	30,755	1,123,875

Total Germany		1,123,875

Japan — 20.5%
Communications — 3.0%
Capcom Company Ltd.	28,700	782,860

Consumer Discretionary — 12.0%
Asics Corporation	28,900	787,135
Sankyo Company Ltd.	39,400	797,526
Sanrio Company Ltd.	15,400	808,782
Sanwa Holdings Corporation	24,200	786,861
		3,180,304
Consumer Staples — 2.7%
Ajinomoto Company, Inc.	26,600	726,303

Common Stocks — 99.7% (continued)	Shares	Fair Value
Japan — 20.5% (continued)
Technology — 2.8%
BayCurrent, Inc.	13,000	$ 741,352

Total Japan		5,430,819

Netherlands — 3.7%
Technology — 3.7%
Wolters Kluwer N.V.	7,725	972,926

Total Netherlands		972,926

Singapore — 2.8%
Utilities — 2.8%
Sembcorp Industries Ltd.	155,063	733,619

Total Singapore		733,619

Spain — 2.9%
Consumer Discretionary — 2.9%
Industria de Diseno Textil S.A.	15,616	771,350

Total Spain		771,350

Sweden — 3.0%
Technology — 3.0%
Lagercrantz Group AB	33,401	789,679

Total Sweden		789,679

Switzerland — 8.8%
Health Care — 2.9%
Ypsomed Holding A.G.	1,594	781,989

Industrials — 3.1%
ABB Ltd.	11,968	804,008

Materials — 2.8%
Holcim A.G.	8,761	734,606

Total Switzerland		2,320,603

United Kingdom — 16.6%
Consumer Discretionary — 2.7%
Games Workshop Group plc	3,424	714,712

Financials — 4.0%
3i Group plc	19,318	1,048,935

Industrials — 3.1%
BAE Systems plc	34,321	814,936

BANCREEK INTERNATIONAL LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) August 31, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
United Kingdom — 16.6%(continued)
Technology — 6.8%
RELX PLC	21,802	$ 1,015,033
Sage Group plc (The)	53,231	781,381
		1,796,414

Total United Kingdom		4,374,997

Total Common Stocks
(Cost $25,351,470)		26,328,767

Total Investments — 99.7%
(Cost $25,351,470)		26,328,767

Other Assets in Excess of Liabilities — 0.3%		78,376

Total Net Assets — 100.0%		$ 26,407,143

AB	- Aktiebolag
A.G.	- Aktiengesellschaft
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme